Other Real Estate Owned	12 Months Ended
Dec. 31, 2018
Other Real Estate [Abstract]
Other Real Estate Owned

Note 14 – Other real estate owned

The following tables present the activity related to Other Real Estate Owned (“OREO”), for the years ended December 31, 2018, 2017 and 2016.

	For the year ended December 31, 2018
	Non-covered	Non-covered	Covered
	OREO	OREO	OREO
(In thousands)	Commercial/ Construction	Mortgage	Mortgage	Total
Balance at beginning of period	$21,411	$147,849	$19,595	$188,855
Write-downs in value	(2,974)	(10,380)	(287)	(13,641)
Additions	10,688	41,167	-	51,855
Sales	(8,108)	(78,330)	(3,282)	(89,720)
Other adjustments	777	(728)	(693)	(644)
Transfer to non-covered status[1]	-	15,333	(15,333)	-
Ending balance	$21,794	$114,911	$-	$136,705
[1] Represents the reclassification of OREOs to the non-covered category, pursuant to the Termination Agreement of all shared-loss agreements with the Federal Deposit Insurance Corporation related to loans acquired from Westernbank, that was completed on May 22, 2018.

	For the year ended December 31, 2017
	Non-covered	Non-covered	Covered
	OREO	OREO	OREO
(In thousands)	Commercial/ Construction	Mortgage	Mortgage	Total
Balance at beginning of period	$20,401	$160,044	$32,128	$212,573
Write-downs in value[1]	(5,011)	(16,876)	(3,311)	(25,198)
Additions	8,918	70,763	9,912	89,593
Sales	(2,765)	(68,145)	(16,273)	(87,183)
Other adjustments	(132)	2,063	(2,861)	(930)
Ending balance	$21,411	$147,849	$19,595	$188,855
[1] Includes $2.7 million related to the damages from Hurricane Maria, of which $1.3 million were for commercial and $1.4 million for residential.

	For the year ended December 31, 2016
	Non-covered	Non-covered	Covered
	OREO	OREO	OREO
(In thousands)	Commercial/ Construction	Mortgage	Mortgage	Total
Balance at beginning of period	$32,471	$122,760	$36,685	$191,916
Write-downs in value	(2,909)	(9,889)	(2,273)	(15,071)
Additions	7,372	105,140	17,588	130,100
Sales	(15,894)	(56,826)	(18,206)	(90,926)
Other adjustments	(639)	(1,141)	(1,666)	(3,446)
Ending balance	$20,401	$160,044	$32,128	$212,573